Loans Payable (Details) - Schedule of Loans Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Loans Payable [Line Items]
Short-term loan, Net	$ 585,316	$ 717,193
Less current portion	(407,115)	(512,435)
Long-term loans payable	178,201	204,758
Hire purchases - Motor Vehicle [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	221,048	248,768
Term loan I [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross		154,195
Term loan II [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross		147,697
Short-term loan I [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	162,135	166,533
Short-term loan II [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	$ 202,133